Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 767	$ 1,357
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	356	466
Amortization of other assets	42	49
Amortization of right-of-use assets	47	47
Amortization of intangible assets	1,311	1,080
Share-based compensation	1,009
Changes in operating assets and liabilities:
Accounts receivable	1,487	731
Prepayments and deposits, and other current assets	(72)	(1,442)
Lease liabilities	(47)	(117)
Accounts payable	19	(91)
Unearned revenues	(178)	(192)
Accrued expenses and other current liabilities	128	(344)
Due to related parties		(1,077)
Tax payables	(1,214)	(585)
Inventories	32	(6)
Net cash provided by (used in) operating activities	3,687	(124)
Cash flows from investing activities:
Purchase of property and equipment		(832)
The deposits for Haicang property		(4,676)
The deposits for software	(2,252)	(3,608)
The deposits for potential acquisition		(6,736)
Net cash used in investing activities	(2,252)	(15,852)
Cash flows from financing activities:
Ordinary shares issued for cash	7,266
Proceeds from IPO		14,098
Net cash provided by financing activities	7,266	14,098
Effects of foreign currency exchange rate changes on cash	(370)	(1,909)
Net increase (decrease) in cash	8,331	(3,787)
Cash, beginning of period	25,856	22,599
Cash, end of period	34,187	18,812
Supplemental disclosure of cash flows information:
Cash paid for income taxes	1,811	1,007
Supplemental disclosure of non-cash information:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 2	$ 4